CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Deferred revenue, current	$ 241,262	¥ 1,658,800		¥ 1,176,565
Accrued expenses and other current liabilities	30,530	209,910		222,798
Taxes payable	2,460	16,917		24,985
Deferred revenue, non-current	2,519	17,321		25,230
Other non-current liabilities	$ 124	¥ 853		¥ 2,245
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000		1,500,000,000
Ordinary shares, issued (in shares)	305,917,524	305,917,524		302,714,259
Ordinary shares, outstanding (in shares)	305,917,524	305,917,524		302,714,259
VIEs
Deferred revenue, current | ¥		¥ 1,658,800		¥ 1,176,565
Accrued expenses and other current liabilities | ¥		115,644		101,760
Taxes payable | ¥		14,224		14,874
Deferred revenue, non-current | ¥		17,321		25,230
Other non-current liabilities | ¥		¥ 235		¥ 235
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, issued (in shares)	82,803,863	82,803,863		82,803,863
Ordinary shares, outstanding (in shares)	82,803,863	82,803,863
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	350,000,000	350,000,000
Ordinary shares, issued (in shares)	223,113,661	223,113,661		223,113,661
Ordinary shares, outstanding (in shares)	223,113,661	223,113,661
Ordinary shares to be designated
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	150,000,000	150,000,000